City Holding Company (Parent Company Only) Financial Information (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Securities available-for-sale	$ 369,466	$ 254,043
Fixed assets	77,271	77,988
Other assets	36,957	35,909
Total Assets	3,714,059	3,461,633
Liabilities
Other liabilities	39,448	46,567
Total Liabilities	3,294,787	3,070,780
Total Shareholders’ Equity	419,272	390,853	$ 387,623	$ 333,274
Total Liabilities and Shareholders’ Equity	3,714,059	3,461,633
Parent Company
Assets
Cash	46,672	12,521
Securities available-for-sale	3,273	3,212
Investment in subsidiaries	388,201	380,348
Net Deferred Tax Assets	1,569	1,436
Fixed assets	8	9
Other assets	3,290	16,629
Total Assets	443,013	414,155
Liabilities
Junior subordinated debentures	16,495	16,495
Dividends payable	6,376	6,062
Accrued interest payable	30	26
Other liabilities	840	719
Total Liabilities	23,741	23,302
Total Shareholders’ Equity	419,272	390,853
Total Liabilities and Shareholders’ Equity	$ 443,013	$ 414,155